Grupo Santander	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Grupo Santander	Grupo Santander
a) Banco Santander, S.A., and international Group structure
The growth of Grupo Santander in the last decades has led Banco Santander to also act, in practice, as a holding entity of the shares of the various companies in its Group, and its results are becoming progressively less representative of the performance and earnings of the Group. Therefore, each year the bank determines the amount of the dividends to be distributed to its shareholders on the basis of the consolidated net profit, while maintaining the Group’s objectives of capitalisation and taking into account that the transactions of the Bank and of the rest of the Group are managed on a consolidated basis (notwithstanding the allocation to each company of the related net worth effect).
At the international level, the various banks and other subsidiaries, joint ventures and associates of the Group are integrated in a corporate structure comprising various holding companies which are the ultimate shareholders of the banks and subsidiaries abroad.
The purpose of this structure, all of which is controlled Banco Santander, is to optimise the international organisation from the strategic, economic, financial and tax standpoints, since it makes it possible to define the most appropriate units to be entrusted with acquiring, selling or holding stakes in other international entities, the most appropriate financing method for these transactions and the most appropriate means of remitting the profits obtained by the group’s various operating units to Spain.
The Appendices provide relevant data on the consolidated group companies and on the companies accounted for using the equity method.
b) Acquisitions and disposals
Following is a summary of the main acquisitions and disposals of ownership interests in the share capital of other entities and other significant corporate transactions performed in the last three years or pending to be completed:
i. Agreement for the sale of the stake in Caceis
On 19 December 2024, Grupo Santander signed an agreement with Crédit Agricole S.A. for the sale of its 30.5% stake in the share capital of CACEIS. Following the execution of the planned transaction, Crédit Agricole S.A. will control 100% of the share capital of CACEIS.
The transaction will generate an increase of around 10 basis points on the fully loaded CET1 ratio and will not have a material impact on the Group's results or earnings per share.
The closing of the transaction is subject to the usual conditions for this type of transaction, including obtaining the relevant regulatory authorizations, which is expected to occur throughout 2025.
As a result of the above, as of 31 December 2024, this participation has been reclassified, at its carrying value, from the caption 'investments' to the caption 'Non-current assets held for sale' in the balance sheet (see note 12).
The joint depositary, custody and asset servicing services business of Grupo Santander and CACEIS in Latin America is not included in the scope of the transaction and will continue to be jointly controlled by Grupo Santander and CACEIS.
ii. Accelerated placement of ordinary shares of Santander Bank Polska
On September 10, 2024, Banco Santander, S.A. announced an accelerated placement of 5,320,000 ordinary shares of its subsidiary Santander Bank Polska S.A., representing approximately 5.2% of its share capital, at a price of PLN 463 (EUR 108) per ordinary share. The transaction was settled on September 13, with the total transaction amounting to PLN 2,463 million (EUR 575 million). Banco Santander will continue to hold a majority stake in Santander Bank Polska .S.A of 62.2% of the share capital (prior to this transaction, the percentage of participation was 67.4%).
This sale has resulted in an increase in reserves and valuation adjustments of EUR 158 million and EUR 57 million, respectively, and an increase in minority equity of EUR 360 million.
iii. Tender offers for shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
On 21 October 2022, Banco Santander, S.A. ('Banco Santander') announced that it intends to make concurrent cash tender offers to acquire all of the shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México ('Santander Mexico') in Mexico (Shares) and United States (American Depositary Shares ('ADSs')) which were not owned by Grupo Santander, which amount to approximately 3.76% of Santander Mexico’s share capital.
The offers were launched on 7 February 2023 and were originally scheduled to close on 8 March 2023. On 1 March 2023, Banco Santander announced its decision to extend the expiration date of the offers so that they could be concluded on 10 April 2023. Finally, after the offers' closing, 3.6% of the capital accepted the offer, which raised the Group's stake in Santander México from 96.2% to 99.8%.will be settled on 13 March 2023.
Shareholders who participated in the offerings received 24.52 Mexican pesos (approximately EUR 1.20) per Share and USD 6.6876 in cash for each ADS (i.e., the equivalent in United States dollars of 122.6 Mexican pesos in cash for each ADS at the US dollar/Mexican peso exchange rate on the expiration date of 10 April 2023),which corresponded to the book value of the Santander México share according to the quarterly report of Santander México corresponding to the fourth quarter of the year 2022 in accordance with applicable legislation, with a total disbursement by Banco Santander of approximately EUR 300 million.
The operation led to an increase of EUR 13 million in Reserves and a decrease of EUR 313 million in minority interests.
Once the offers were concluded and settled, Banco Santander proceeded to: (i) withdraw the ADSs from the listing on the New York Stock Exchange ('NYSE') and the Shares from the registry before the Securities and Exchange Commission ('SEC') in the United States and; (ii) cancel the registration of the Shares in the National Securities Registry of the National Banking and Securities Commission ('CNBV') and withdraw the listing of the Shares in the Mexican Stock Exchange, S.A.B. de C.V. ('BMV'). Said cancellation was approved by the extraordinary general shareholders' meeting of Santander México held on 30 November 2022, with the favourable vote of the holders of the shares that represent more than 95% of the shares of Santander Mexico, as required by the Mexican Securities Market Law.
Pursuant to Mexican law, on 12 May 2023, Banco Santander and Santander México established a trust (the 'Repurchase Trust'), to which the holders of the Shares that remain outstanding after the conclusion of the offers, to sell said Shares to the repurchase trust, at the same cash price that would have been paid to them in the Mexican offer with respect to the same. At the end of the year, said trust has already been liquidated and the Group's effective participation amounts to 99.98%.
iv. Agreement to acquire a significant holding in Ebury Partners Limited
On 28 April 2020, the investment announced on 4 November 2019 in Ebury, a payments and foreign exchange platform for SMEs, was completed. The transaction involved a total disbursement of GBP 357 million (approximately EUR 409 million) of which GBP 70 million (approximately EUR 80 million) was for new shares. By the end of 2019, the Group had already acquired 6.4% of the company for GBP 40 million (approximately EUR 45 million). Following the disbursement made in April 2020, which gave the Group 50.38% of the economic rights of the company, without the conditions to obtain control being met, this interest was recorded under 'Investments - Associated entities' in the consolidated balance sheet.
In April 2022 Grupo Santander acquired a new package of shares for GBP 113 million (approximately EUR 135 million) and subscribed in full to a new capital increase, paying an additional GBP 60 million (approximately EUR 72 million). Following these transactions, the Group holds 66.54% of the economic rights and control of the company.
The total value of the net assets identified in the business combination amounted to EUR 413 million, mainly intangible assets (IT developments, customer lists and brand) and resulted in the recognition of goodwill of EUR 316 million.
No gain or loss was recorded for the difference between the book value and the fair value of the previous holding as this difference was not significant.
v. Purchase by SHUSA for shares of Santander Consumer USA
In August 2021 Santander Holdings USA, Inc. ('SHUSA') and Santander Consumer USA Holdings Inc. ('SC') entered into a definitive agreement pursuant to which SHUSA acquired all outstanding shares of common stock of SC not already owned by SHUSA via an all-cash tender offer (the 'Tender Offer') for USD 41.50 per SC common share (the 'Offer Price'), followed by a second-step consisting of a merge (together with the Offer, the 'Transaction') in which a wholly owned subsidiary of SHUSA was merged with and into SC, with SC surviving as a wholly owned subsidiary of SHUSA, and all outstanding shares of common stock of SC not tendered in the Tender Offer were converted into the right to receive the Offer Price in cash. The Offer Price represented a 14% premium to the closing price of SC common stock of USD 36.43 as of 1 July 2021, the last day prior to the announcement of SHUSA’s initial offer to acquire the remaining outstanding shares of SC’s common stock.
On 31 January 2022, after completion of the customary closing conditions, the Transaction was performed and SHUSA increased its share up to the 100% of SC's common stock. The transaction meant a disbursement of USD 2,510 million (around EUR 2,239 million) for the Group, with a decrease of reserves of EUR 487 million and a decrease of EUR 1,752 million of minority interests.
vi. Acquisition of Amherst Pierpont Securities LLC, a US fixed-income broker dealer
On 15 July 2021, Santander Holdings USA, Inc. (SHUSA), reached an agreement to acquire Amherst Pierpont Securities LLC, a market-leading independent fixed-income and structured products broker dealer, through the acquisition of its parent holding company, Pierpont Capital Holdings LLC, for a total consideration of approximately USD 450 million (around EUR 405 million). The operation was closed on 11 April 2022 once the pertinent regulatory approvals have been obtained. Immediately after the acquisition, SHUSA lent financing to the company for an amount of USD 163 million (approximately EUR 147 million), which the company used to cancel debt with third parties. Amherst Pierpont Securities LLC (now Santander Capital Holdings LLC, see note 17) is part of Santander Corporate & Investment Banking, Global business line.
The business combination meant the recognition of a goodwill of EUR 158 million and EUR 24 million of intangible assets (mainly relationships with customers) identified in the purchase price allocation, without other relevant value adjustments to net assets of the business.
c) Offshore entities
Spanish regulation
According to current Spanish regulation (Law 11/2021, of 9 July, Royal Decree 1080/1991, of 5 July and Order HFP/115/2023, of 9 February), Grupo Santander has three branches in the non-cooperative jurisdictions of Jersey, the Isle of Man and the Cayman Islands (offshore entities). Santander also has two other subsidiaries incorporated in non-cooperative jurisdictions that are tax resident in the UK and subject to British tax law.
i. Offshore subsidiaries
A subsidiary resident in Jersey was liquidated during 2024 so, at the reporting date, Grupo Santander does not have subsidiaries in non-cooperative jurisdictions.
ii. Offshore branches
Grupo Santander has three offshore branches in the Cayman Islands, the Isle of Man and Jersey. They report to, and consolidate balance sheets and income statements with, their foreign headquarters. They are taxed either with their headquarters (the Cayman Islands branch in Brazil) or in the territories they are located in (Jersey and Isle of Man, pertain to the UK).
These three offshore branches have a total of 167 employees as of December 2024.
iii. Subsidiaries in non-cooperative jurisdictions that are tax resident in the United Kingdom
Grupo Santander also has two subsidiaries that were incorporated in offshore jurisdictions (one in Bermuda without activity and one in Guernsey with leasing activity), but are not deemed offshore entities because they only operate from and are tax resident in the UK and, thus, are subject to British tax law.
iv. Other offshore holdings
From Brazil, Grupo Santander manages Santander Brazil Global Investment Fund SPC, a segregated portfolio company located in the Cayman Islands. The Group also has other non-controlling financial interest of a reduced amount in entities located in non-cooperative jurisdictions.
The European Union (EU)
In February 2025, the Council of the EU updated the blacklist of non-cooperative jurisdictions for tax purposes, which currently contains 11 jurisdictions. Additionally, the EU grey list comprises 8 jurisdictions which have sufficiently committed to adapt their legislation to international tax standards, subject to monitoring by the EU. Both lists are subject to permanent review and update. Santander is not present in any of the countries and territories included in these lists.
Organization for Economic Cooperation and Development (OECD)
Grupo Santander is not present in any jurisdiction non-compliant with both OECD standards on transparency and exchange of information for tax purposes (Automatic exchange of information standard -AEOI- and Exchange of information on request standard -EOIR-), according to the last annual report of the OECD Global Forum on Transparency and Exchange of Information for Tax Purposes released in November 2024.
However, although The Bahamas and Chile -jurisdictions where the Group is present- have complete legal and regulatory frameworks in place for the application of the AEOI standard, they need to improve the effectiveness of this standard.
The Group's presence in offshore territories at the end of 2024 is as follows:

Presence of the Group in non-cooperative jurisdictions[a]	Spanish legislation		Council of the EU blacklist		OECD[b]
	Sub.	Branch	Sub.	Branch	Sub.	Branch
Jersey		1
Isle of Man		1
Cayman Islands		1
2024	—	3	—	—	—	—
2023[c]	1	3	1	1	—	—
aAdditionally, there are one subsidiary constituted in Guernsey and one in Bermuda, but residents for tax purposes in the UK.
bJurisdictions non-compliant with both OECD standards on transparency and exchange of information for tax purposes (AEOI and EOIR). Jersey, the Isle of Man and the Cayman Islands continue to fully comply with both OECD standards.
cAt the end of 2023, The Bahamas was included in the EU blacklist, having Santander one subsidiary and one branch in this territory. The Bahamas was removed from this list in February 2024 update.

Grupo Santander has the right mechanisms (risk management, supervision, verification and review plans, and regular reporting) to prevent reputational, tax and legal risk in entities resident in non-cooperative jurisdictions. Grupo Santander also maintains its policy of limiting and reducing its presence in non-cooperative jurisdictions when possible.

PwC member firms audited the financial statements of Grupo Santander’s offshore entities in 2024, 2023 and 2022.